Consolidated Balance Sheets(AUD)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	23,742,422	23,649,417
Inventories, net	4,207	3,602,237
Accounts receivable	2,167,867	2,282,888
Prepayments	825,800	159,994
Other current assets	9,049,283	786,194
Total current assets	35,789,579	30,480,730
Non-current assets:
Property, plant and equipment	33,816,691	33,693,036
Less accumulated depreciation	(17,906,571)	(15,426,916)
Property, plant and equipment - net	15,910,120	18,266,120
Other non-current assets	2,920,000	320,000
Total non-current assets	18,830,120	18,586,120
Total assets	54,619,699	49,066,850
Current liabilities:
Accounts payable	974,754	2,516,303
Accrued expenses	2,329,440	1,959,869
Deferred revenue	957,916	829,038
Employee entitlements provision	1,160,177	1,006,806
Total current liabilities	5,422,287	6,312,016
Non-current liabilities:
Asset retirement obligations	2,549,928	2,351,464
Employee entitlements provision	147,662	202,192
Long term secured loan	15,857,966	0
Deferred revenue	957,916	829,039
Total non-current liabilities	19,513,472	3,382,695
Total liabilities	24,935,759	9,694,711
Commitments and contingencies	0	0
Stockholders' equity:
Preferred stock, US$0.01 par value. Authorized 1,000,000 shares; issued and outstanding nil in 2013 (2012: nil)
Common stock, US$0.0001 par value. Authorized 300,000,000 shares; issued and outstanding 175,600,605 shares in 2013 (2012: 173,959,863)	17,560	17,396
Additional paid-in capital	94,955,051	93,009,607
Accumulated deficit	(53,356,552)	(44,225,330)
Current year loss	(11,633,807)	(9,131,222)
Accumulated other comprehensive income	(298,312)	(298,312)
Total stockholders' equity	29,683,940	39,372,139
Total liabilities and stockholders' equity	54,619,699	49,066,850